Acquisitions - Schedule of Allocation for Consideration (Details) - USD ($)	Mar. 31, 2019	Mar. 15, 2019	Sep. 27, 2018
Total Consideration			$ 6,124,005
Jagemann Stamping Company's [Member]
Total Consideration		$ 26,900,000
Jagemann Stamping Company's [Member] | Equipment [Member]
Total Consideration	$ 18,869,541	18,869,541
Jagemann Stamping Company's [Member] | Intellectual Property [Member]
Total Consideration		1,773,436
Jagemann Stamping Company's [Member] | Customer Relationships [Member]
Total Consideration		1,666,774
Jagemann Stamping Company's [Member] | Tradename [Member]
Total Consideration		2,472,095
Jagemann Stamping Company's [Member] | Loss on Purchase [Member]
Total Consideration		$ 2,118,154